Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	6 Months Ended	9 Months Ended			12 Months Ended
	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash withdrawn from Trust Account to pay franchise and income taxes	$ (230,000,000)	$ 520,032
Insured amount		$ 250,000	$ 250,000		$ 250,000
Antidilutive securities excluded from earning per share		11,900,000	11,900,000
XL Hybrids, Inc [Member]
Insured amount			$ 250,000		$ 250,000	$ 250,000
Antidilutive securities excluded from earning per share		119,592,988		135,191,907	115,680,113	111,221,549
Allowance for doubtful debts			0		$ 0	$ 70,000
Inventory reserve			248,000		$ 248,000	433,000
Warranty period of the product					3 years
Uncertain tax position			$ 0		$ 0	0
Product warranty expense					$ 368,000	$ 916,000
XL Hybrids, Inc [Member] | Accounts Receivable [Member]
Concentration risk percentage		82.00%
XL Hybrids, Inc [Member] | Accounts Receivable [Member] | One Customer [Member]
Concentration risk percentage		69.00%
XL Hybrids, Inc [Member] | Accounts Receivable [Member] | Two Customers [Member]
Concentration risk percentage		13.00%			64.00%	46.00%
XL Hybrids, Inc [Member] | Revenue Benchmark [Member]
Concentration risk percentage		69.00%		66.00%
XL Hybrids, Inc [Member] | Revenue Benchmark [Member] | One Customer [Member]
Concentration risk percentage						15.00%
XL Hybrids, Inc [Member] | Revenue Benchmark [Member] | Two Customers [Member]
Concentration risk percentage					65.00%
XL Hybrids, Inc [Member] | Revenue Benchmark [Member] | Two Customers [Member] | Maximum [Member]
Concentration risk percentage		60.00%		56.00%
XL Hybrids, Inc [Member] | Revenue Benchmark [Member] | Two Customers [Member] | Minimum [Member]
Concentration risk percentage		9.00%		10.00%